SCHEDULE OF COST OF REVENUE (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Cost Of Revenue
Salaries and benefits			$ 316,043	$ 409,638
Subcontractors			40,174	106,959
Software and other			16,173	20,452
Depreciation			818	607
Cost of revenue	$ 185,501	$ 294,638	$ 373,208	$ 537,656